Income Tax Expense - Summary of Income Tax Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax relating to components of other comprehensive income [abstract]
Foreign currency translation differences, Before tax	$ (8,218)	$ 5,675
Defined benefit plan remeasurement (losses) gains, Before tax	(4,273)	22,495
Gain (Loss) on net investment hedge, Before tax	84,765	(135,112)
Change in fair value of investment in equity securities, Before tax	(2,912)	(7,962)
Income tax recognized in other comprehensive income, before tax	69,362	(114,904)
Defined benefit plan remeasurement (losses) gains, Tax (expenses) benefit	(1,067)	5,686
Loss on net investment hedge, Tax (Benefit) expenses	(8)	977
Change in fair value of investment in equity securities, Tax (benefit) expenses	(464)	146
Income tax recognized in other comprehensive income, Tax (expense) benefit	(1,539)	6,809
Foreign currency translation differences net of tax	(8,218)	5,675
Defined benefit plan remeasurement (losses) gains net of tax	(3,206)	16,809
Loss on net investment hedge net of tax	84,773	(136,089)
Change in fair value of investment in equity securities net of tax	(2,448)	(8,108)
Other comprehensive income (loss), net of tax	$ 70,901	$ (121,713)